UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21622

Thrivent Financial Securities Lending Trust
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John L. Sullivan
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704
Date of fiscal year end: October 31
Date of reporting period: October 31, 2007

Item 1. Report to Stockholders

# ANNUAL REPORT

## OCTOBER 31, 2007

THRIVENT FINANCIAL
SECURITIES LENDING TRUST

THRIVENT FINANCIAL SECURITIES LENDING TRUST

William D. Stouten, Portfolio Manager

The Trust seeks to maximize current income, to the extent consistent with the preservation of capital and liquidity, and to maintain a stable net asset value of $1.00 per share by investing in dollar-denominated securities with remaining maturity of one year or less.

Fortunately, our conservative investment philosophy was rewarded during this period’s market turmoil. The Trust had little exposure to the types of securities that concerned the market, and we entered the period with plenty of liquidity. We maintained a defensive portfolio stance during the summer, focusing less on yield and more on conservative investments and improving liquidity. The Trust also benefited from its high concentration of LIBOR (London Interbank Offered Rate)-based floaters, which reset at high rates during the period because of the disruption in the European banking system and the subsequent increase in LIBOR rates.

THRIVENT FINANCIAL SECURITIES LENDING TRUST
AS OF OCTOBER 31, 2007*

7-Day Yield	5.06%

7-Day Effective Yield	5.19%

Average Annual Total Returns**

		Since Inception,
For the Period Ended October 31, 2007	1-Year	9/16/2004

Total Return	5.46%	4.32%

* Seven-day yields of the Thrivent Financial Securities Lending Trust refer to the income generated by an investment in the Trust over a specified seven-day period. Effective yields reflect the reinvestment of income. Yields are subject to daily fluctuation and should not be considered an indication of future results.

** Annualized total returns represent past performance and reflect changes in share prices, the reinvestment of all dividends and capital gains, and the effects of compounding. The returns shown do not reflect taxes a shareholder would pay on distributions or redemptions.

Past performance is not an indication of future results. Investing in a mutual fund involves risks, including the possible loss of principal. The prospectus contains more complete information on the investment objectives, risks, charges and expenses of the investment company which investors should read and consider carefully before investing.

An investment in this fund is not insured or guaranteed by the FDIC or any other government agency. Although this fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

Shareholder Expense Example

(Unaudited)

As a shareholder of the Trust, you incur ongoing costs, including management fees and other Trust expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 through October 31, 2007.

Actual Expenses

In the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In the table below, the second line provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

	Beginning	Ending	Expenses
	Account	Account	Paid During	Annualized
	Value	Value	Period*	Expense
	5/1/2007	10/31/2007	5/1/2007 – 10/31/2007	Ratio

Thrivent Financial Securities Lending Trust

Actual	$ 1,000	$ 1,027	$ 0.26	0.05%
Hypothetical**	$ 1,000	$ 1,025	$ 0.26	0.05%

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 to reflect the number of days in the period.

** Assuming 5% total return before expenses

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of Thrivent Financial Securities Lending Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thrivent Financial Securities Lending Trust (the "Trust") at October 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

December 17, 2007

SCHEDULE OF INVESTMENTS
AS OF OCTOBER 31, 2007

	Thrivent Financial Securities Lending Trust

Principal		Interest	Maturity
Amount	Commercial Paper – (56.8%)	Rate (+)	Date	Value

Banking-Domestic – (5.9%)
$25,000,000	ABN Amro NA Finance	5.000%	1/15/2008	$24,739,583
10,000,000	Bank of America Corporation	5.450	12/14/2007	9,934,903
30,000,000	Barclays Bank plc	5.120	12/20/2007	30,000,000
25,000,000	Barclays US Funding, LLC	5.095	12/11/2007	24,858,472
30,000,000	BNP Paribas Financial, Inc.	4.970	11/15/2007	29,942,017
10,000,000	Central America Bank «	5.070	11/19/2007	9,974,650
25,000,000	Members United Corporate Federal	4.850	11/14/2007	24,956,215
	Credit Union
20,000,000	Members United Corporate Federal	4.850	11/16/2007	19,959,583
	Credit Union
4,975,000	MLTC Funding, Inc. «	4.780	11/26/2007	4,958,486
25,000,000	Societe Generale North American	5.100	12/3/2007	24,886,667
30,000,000	Societe Generale North American	5.040	12/17/2007	29,806,800
32,869,000	Society of New York «	5.000	11/1/2007	32,869,000
30,000,000	UBS Finance Corporation	4.790	12/27/2007	29,776,466

	Total Banking-Domestic			296,662,842

Banking-Foreign – (3.6%)
25,000,000	Bank of Scotland plc	5.070	12/11/2007	24,859,167
25,000,000	Bank of Scotland plc	5.025	12/19/2007	24,832,500
30,000,000	Bank of Scotland plc	4.910	1/23/2008	29,660,392
30,000,000	Bank of Scotland plc	4.760	2/25/2008	29,539,867
8,850,000	DnB NORBank ASA	5.062	11/20/2007	8,826,358
15,600,000	DnB NORBank ASA	5.110	12/3/2007	15,529,141
22,000,000	DnB NORBank ASA	5.050	12/14/2007	21,867,297
1,400,000	DnB NORBank ASA	4.950	1/4/2008	1,387,680
5,000,000	ICICI Bank, Ltd. «	4.950	7/7/2008	4,828,812
19,500,000	Rabobank Nederland NV/NY	4.950	11/20/2007	19,449,056

	Total Banking-Foreign			180,780,270

Basic Industry – (0.3%)
15,000,000	BASF AG	5.380	11/30/2007	14,934,992

	Total Basic Industry			14,934,992

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2007

Principal		Interest	Maturity
Amount	Commercial Paper – (56.8%)	Rate (+)	Date	Value

Brokerage – (3.1%)
$16,000,000	Citigroup Funding, Inc.	4.950%	11/9/2007	$15,982,400
30,000,000	Citigroup Funding, Inc.	4.900	11/13/2007	29,951,000
30,000,000	Citigroup Funding, Inc.	4.900	11/16/2007	29,938,750
30,000,000	Citigroup Funding, Inc.	4.900	11/19/2007	29,926,500
25,000,000	Citigroup Funding, Inc.	4.770	12/18/2007	24,844,312
25,000,000	Citigroup Funding, Inc.	4.770	12/19/2007	24,841,000

	Total Brokerage			155,483,962

Capital Goods – (2.1%)
30,000,000	General Electric Company	4.850	12/27/2007	29,773,667
30,000,000	General Electric Company	4.850	12/28/2007	29,769,625
45,000,000	General Electric Company	4.977	12/31/2007	44,626,750

	Total Capital Goods			104,170,042

Consumer Cyclical – (4.5%)
30,000,000	Toyota Motor Credit Corporation	4.800	11/26/2007	29,900,000
30,000,000	Toyota Motor Credit Corporation	4.800	11/27/2007	29,896,000
30,000,000	Toyota Motor Credit Corporation	4.800	12/12/2007	29,836,000
30,000,000	Toyota Motor Credit Corporation	4.850	12/19/2007	29,806,000
30,000,000	Toyota Motor Credit Corporation	4.780	12/28/2007	29,772,950
30,000,000	Toyota Motor Credit Corporation	4.780	12/31/2007	29,761,000
50,000,000	Wal-Mart Funding Corporation «	5.224	11/19/2007	49,869,400

	Total Consumer Cyclical			228,841,350

Consumer Non-Cyclical – (2.8%)
25,000,000	Catholic Health Initiatives	5.000	11/6/2007	25,000,000
25,000,000	Catholic Health Initiatives	5.100	11/8/2007	25,000,000
25,000,000	Catholic Health Initiatives	4.950	12/11/2007	25,000,000
25,000,000	Louis Dreyfus Corporation «	4.930	11/27/2007	24,910,986
11,672,000	Louis Dreyfus Corporation «	4.800	11/29/2007	11,628,425
30,000,000	Nestle Finance France SA	4.800	11/29/2007	29,888,000

	Total Consumer Non-Cyclical			141,427,411

Education – (2.2%)
25,000,000	Duke University	5.000	12/10/2007	24,864,583
22,859,000	Duke University	5.000	12/11/2007	22,732,006
25,000,000	Northwestern University	5.050	11/15/2007	24,950,903
24,500,000	Northwestern University	5.000	12/12/2007	24,360,486
10,000,000	Yale University	5.310	11/6/2007	9,992,625
5,000,000	Yale University	5.000	12/12/2007	4,971,528

	Total Education			111,872,131

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2007

Principal		Interest	Maturity
Amount	Commercial Paper – (56.8%)	Rate (+)	Date	Value

Energy – (0.5%)
$18,500,000	BP Capital Markets plc	4.700%	11/1/2007	$18,500,000
6,025,000	Total Capital SA	4.780	12/31/2007	5,977,001

	Total Energy			24,477,001

Finance – (28.9%)
2,500,000	Amsterdam Funding Corporation «	5.050	11/8/2007	2,497,545
21,200,000	Amsterdam Funding Corporation «	5.090	11/16/2007	21,155,038
30,000,000	Barton Capital, LLC «	4.820	11/7/2007	29,975,900
30,000,000	Barton Capital, LLC «	4.980	12/6/2007	29,854,750
30,000,000	BTM Capital Corporation	4.840	11/20/2007	29,923,367
30,000,000	BTM Capital Corporation	4.920	11/21/2007	29,918,000
25,000,000	BTM Capital Corporation	4.830	12/26/2007	24,815,521
11,108,000	Chariot Funding, LLC «	5.180	11/26/2007	11,068,042
8,803,000	Chariot Funding, LLC «	5.000	12/14/2007	8,750,427
30,000,000	Charta, LLC «	4.900	1/25/2008	29,652,917
15,000,000	COFCO Capital Company «	4.900	11/13/2007	14,975,500
30,000,000	Corporate Asset Finance Company, LLC «	4.900	1/29/2008	29,636,583
50,000,000	ED&F Man Treasury Management plc «	4.840	11/1/2007	50,000,000
7,038,000	Falcon Asset Securitization Corporation «	5.170	11/28/2007	7,010,710
30,000,000	Galaxy Funding, Inc. «	5.100	12/3/2007	29,864,000
4,000,000	General Electric Capital Corporation	4.900	11/6/2007	3,997,278
30,000,000	General Electric Capital Corporation	4.800	12/11/2007	29,840,000
25,000,000	Grampian Funding, LLC «	5.190	12/17/2007	24,834,208
15,000,000	ING US Funding, LLC	4.970	12/28/2007	14,881,962
14,000,000	ING US Funding, LLC	4.990	1/22/2008	13,840,874
19,107,000	Kitty Hawk Funding Corporation «	4.950	11/28/2007	19,036,065
30,000,000	Kitty Hawk Funding Corporation «	4.950	12/20/2007	29,797,875
25,567,000	Kitty Hawk Funding Corporation «	4.810	1/11/2008	25,324,462
30,000,000	Mont Blanc Capital Corporation «	5.200	11/9/2007	29,965,333
30,000,000	Mont Blanc Capital Corporation «	5.200	11/15/2007	29,939,333
30,000,000	Mont Blanc Capital Corporation «	4.900	1/23/2008	29,661,083
5,000,000	NATC California, LLC «	5.100	1/10/2008	4,950,417
15,272,000	Nieuw Amsterdam Receivables Corporation «	4.950	11/1/2007	15,272,000
25,000,000	Nieuw Amsterdam Receivables Corporation «	5.200	12/21/2007	24,819,444
27,603,000	Old Line Funding Corporation «	4.850	11/20/2007	27,532,344
15,362,000	Old Line Funding Corporation «	4.800	11/28/2007	15,306,697
24,134,000	Park Avenue Receivables Corporation «	5.100	11/7/2007	24,113,486
30,000,000	Proctor & Gamble International Funding SCA	4.810	11/19/2007	29,927,850
33,950,000	Proctor & Gamble International Funding SCA	4.800	11/20/2007	33,863,993
47,755,000	Proctor & Gamble International Funding SCA	4.800	12/14/2007	47,481,205
31,160,000	Proctor & Gamble International Funding SCA	4.801	12/17/2007	30,968,829
30,000,000	Regency Markets No.1, LLC «	5.200	11/19/2007	29,922,000
25,000,000	Regency Markets No.1, LLC «	4.950	11/20/2007	24,934,688

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2007

Principal		Interest	Maturity
Amount	Commercial Paper – (56.8%)	Rate (+)	Date	Value

$30,000,000	Sheffield Receivables Corporation «	5.210%	11/6/2007	$29,978,292
25,000,000	Sheffield Receivables Corporation «	4.900	11/9/2007	24,972,778
30,000,000	Sheffield Receivables Corporation «	5.100	11/13/2007	29,949,000
8,000,000	Sheffield Receivables Corporation «	4.980	11/15/2007	7,984,507
30,000,000	Sheffield Receivables Corporation «	5.120	11/16/2007	29,936,000
16,000,000	Sheffield Receivables Corporation «	5.000	11/19/2007	15,960,000
8,490,000	Thames Asset Global Securitization, Inc. «	5.000	11/9/2007	8,480,567
20,346,000	Thames Asset Global Securitization, Inc. «	4.870	11/26/2007	20,277,191
30,000,000	Thames Asset Global Securitization, Inc. «	4.900	11/28/2007	29,889,750
14,964,000	Three Pillars, Inc. «	5.200	11/7/2007	14,951,031
30,000,000	Three Pillars, Inc. «	5.100	11/15/2007	29,940,500
27,000,000	Three Pillars, Inc. «	4.860	11/20/2007	26,930,745
30,000,000	Three Pillars, Inc. «	4.880	11/28/2007	29,890,200
30,000,000	Thunder Bay Funding, Inc. «	4.860	11/16/2007	29,939,250
23,071,000	Thunder Bay Funding, Inc. «	4.900	12/6/2007	22,961,092
21,128,000	Triple A-1 Funding Corporation «	4.900	11/6/2007	21,113,621
10,000,000	Triple A-1 Funding Corporation «	5.200	11/8/2007	9,989,889
30,000,000	Victory Receivables Corporation «	5.000	11/2/2007	29,995,833
8,943,000	Victory Receivables Corporation «	5.000	11/5/2007	8,938,032
30,000,000	Victory Receivables Corporation «	5.100	11/14/2007	29,944,750
30,000,000	Victory Receivables Corporation «	5.050	11/20/2007	29,920,042
8,406,000	Victory Receivables Corporation «	4.800	11/26/2007	8,377,980
25,000,000	Victory Receivables Corporation «	4.940	12/21/2007	24,828,472
7,867,000	Yorktown Capital, LLC «	4.800	12/6/2007	7,830,287
30,000,000	Yorktown Capital, LLC «	5.600	12/14/2007	29,799,333

	Total Finance			1,462,088,868

Insurance – (1.7%)
30,000,000	ING US Funding, LLC	4.850	12/18/2007	29,810,042
20,006,000	Perry III Funding «	5.070	12/28/2007	19,845,402
15,000,000	Swiss RE Financial Products Company	5.500	12/13/2007	14,903,750
19,435,000	United Healthcare Corporation	5.120	12/13/2007	19,318,908

	Total Insurance			83,878,102

U.S. Municipal – (1.2%)
62,470,000	Alaska Housing Finance Corporation	4.900	11/5/2007	62,435,989

	Total U.S. Municipal			62,435,989

	Total Commercial Paper			2,867,052,960

	SCHEDULE OF INVESTMENTS - CONTINUED
AS OF OCTOBER 31, 2007

		Interest	Maturity
Shares	Other – (5.1%)	Rate (+)	Date	Value

8,470,000	Aim Investments Institutional Money	4.930%	N/A	$8,470,000
	Market Fund
79,205,000	Barclays Prime Money Market Fund	5.100	N/A	79,205,000
85,245,000	Morgan Stanley Institutional Liquidity	5.130	N/A	85,245,000
	Funds
85,984,663	Primary Fund Institutional Class	5.200	N/A	85,984,663

	Total Other			258,904,663

Principal		Interest	Maturity
Amount	Variable Rate Notes – (38.6%) †	Rate (+)Date	Value

Banking-Domestic – (13.6%)
$8,760,000	Acts Retirement-Life Communities, Inc. «	4.950%	11/1/2007	$8,759,976
30,000,000	Bank of America Corporation	4.565	11/16/2007	30,000,000
15,000,000	Bank of America Corporation	4.872	11/26/2007	15,002,656
50,000,000	Bank of New York Company, Inc.	5.080	11/13/2007	50,000,000
25,000,000	Bank of New York Company, Inc.	5.120	11/13/2007	24,999,968
30,000,000	Credit Suisse NY	4.570	12/14/2007	29,998,676
25,000,000	Deutsche Bank NY	4.640	3/5/2008	25,000,819
30,000,000	Deutsche Bank NY	4.775	4/29/2008	30,000,000
50,000,000	Fifth Third Bancorp	4.950	11/23/2007	50,000,000
37,920,000	HSBC USA, Inc.	5.091	11/15/2007	37,920,000
35,000,000	Rabobank Nederland NV/NY	5.518	11/15/2007	35,000,000
30,000,000	Royal Bank of Canada	5.069	11/2/2007	29,991,138
34,000,000	Royal Bank of Canada NY	5.118	11/1/2007	34,000,000
27,000,000	Suntrust Bank	4.809	11/28/2007	26,999,878
35,000,000	Svenska Handelsbanken AB	4.967	11/21/2007	35,000,000
30,000,000	US Bank NA	5.088	11/1/2007	29,998,377
26,900,000	US Bank NA	5.095	11/5/2007	26,900,120
25,000,000	US Bank NA	5.057	11/8/2007	24,998,130
45,000,000	US Bank NA	4.763	11/30/2007	45,000,195
10,000,000	Wachovia Bank NA	5.154	11/1/2007	10,000,000
30,000,000	Wells Fargo & Company	4.890	11/1/2007	30,009,144
20,000,000	Wells Fargo & Company	5.171	11/5/2007	20,003,900
35,000,000	Wells Fargo & Company	5.115	11/19/2007	35,000,000

	Total Banking-Domestic			684,582,977

Banking-Foreign – (7.0%)
30,000,000	Bank of Ireland	5.356	11/15/2007	30,000,000
12,500,000	Bank of Ireland	5.011	11/19/2007	12,500,000
21,960,000	Bank of Ireland	5.008	11/20/2007	21,960,000
10,000,000	BNP Paribas SA	5.330	11/7/2007	10,000,000
25,000,000	BNP Paribas SA	4.846	11/26/2007	25,000,000

	SCHEDULE OF INVESTMENTS - CONTINUED
	AS OF OCTOBER 31, 2007

Principal		Interest	Maturity
Amount	Variable Rate Notes – (38.6%) †	Rate (+)	Date	Value

$11,000,000	Credit Suisse First Boston USA, Inc.	5.148%	11/1/2007	$10,986,102
25,000,000	Deutsche Bank NY	4.560	4/17/2008	25,000,000
25,000,000	DnB NORBank ASA	4.872	11/26/2007	25,000,000
30,000,000	HBOS Treasury Services plc	5.092	11/7/2007	30,000,000
50,000,000	Royal Bank of Canada	5.092	11/6/2007	49,996,400
40,000,000	Royal Bank of Scotland plc	5.007	11/21/2007	40,000,528
25,000,000	Societe Generale	5.114	11/2/2007	25,000,000
50,000,000	Svenska Handelsbanken AB	5.061	11/13/2007	50,000,000

	Total Banking-Foreign			355,443,030

Basic Industry – (1.0%)
50,000,000	BASF Finance Europe NV	5.170	1/22/2008	50,000,000

	Total Basic Industry			50,000,000

Brokerage – (4.7%)
50,000,000	Goldman Sachs Group, Inc.	5.084	1/25/2008	50,000,000
55,000,000	Lehman Brothers Holdings, Inc.	5.058	11/1/2007	55,018,069
17,800,000	Lehman Brothers Holdings, Inc.	5.077	11/23/2007	17,810,557
10,000,000	Merrill Lynch & Company, Inc.	5.231	11/15/2007	10,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.033	11/26/2007	25,000,000
25,000,000	Morgan Stanley	5.008	11/1/2007	25,000,000
30,000,000	Morgan Stanley	5.008	11/1/2007	30,000,000
25,000,000	Morgan Stanley	5.118	11/1/2007	25,005,742

	Total Brokerage			237,834,368

Consumer Cyclical – (4.3%)
10,000,000	American Honda Finance Corporation	5.186	11/5/2007	10,002,050
25,000,000	American Honda Finance Corporation	5.330	11/9/2007	25,000,000
50,000,000	American Honda Finance Corporation	4.784	11/28/2007	50,000,000
10,000,000	American Honda Finance Corporation	5.695	12/11/2007	10,000,000
18,000,000	American Honda Finance Corporation	5.213	1/7/2008	18,000,000
50,000,000	Toyota Motor Credit Corporation	4.835	11/1/2007	50,000,000
25,000,000	Toyota Motor Credit Corporation	5.145	11/6/2007	25,000,000
30,000,000	Toyota Motor Credit Corporation	5.591	12/5/2007	30,000,000

	Total Consumer Cyclical			218,002,050

Finance – (4.6%)
50,000,000	General Electric Capital Corporation	5.098	11/1/2007	50,026,938
10,730,000	General Electric Capital Corporation	5.067	11/23/2007	10,731,696
25,000,000	General Electric Capital Corporation	4.856	11/26/2007	24,985,675
25,000,000	General Electric Capital Corporation	4.913	11/26/2007	25,000,000
25,000,000	Merrill Lynch & Company, Inc.	5.170	11/16/2007	25,019,436
30,000,000	Merrill Lynch & Company, Inc.	5.175	11/19/2007	30,000,000

	SCHEDULE OF INVESTMENTS - CONTINUED
AS OF OCTOBER 31, 2007

Principal			Interest	Maturity
Amount	Variable Rate Notes – (38.6%) †		Rate (+)	Date	Value

$30,000,000	Merrill Lynch & Company, Inc.		4.987%	11/23/2007	$30,000,000
7,600,000	Merrill Lynch & Company, Inc.		4.849	11/27/2007	7,601,686
7,900,000	Pershing Drive Associates, LP «		4.820	11/1/2007	7,900,000
10,000,000	Union Hamilton Special Funding, LLC «		5.238	12/21/2007	10,000,000
10,000,000	Union Hamilton Special Funding, LLC «		5.498	12/28/2007	10,000,000

	Total Finance				231,265,431

Insurance – (2.1%)
15,000,000	Allstate Life Global Funding Trusts		5.086	11/13/2007	15,000,000
29,000,000	American International Group, Inc.		5.210	12/24/2007	28,981,996
50,000,000	ING Verzekeringen NV		5.096	11/5/2007	50,000,000
10,000,000	MBIA Global Funding, LLC «		5.321	1/23/2008	10,000,000

	Total Insurance				103,981,996

U.S. Municipal – (1.3%)
13,000,000	Mississippi Business Financial Corporation,		4.900	11/1/2007	13,000,000
	Mississippi Individual Development Revenue
	Bonds «
19,200,000	Texas State Adjustable Taxable Veterans		4.700	11/7/2007	19,200,000
	Housing Revenue Bonds (Series PG Class B)
35,530,000	Texas State Public Finance Authority Revenue		5.000	11/1/2007	35,530,000
	Bonds

	Total U.S. Municipal				67,730,000

	Total Variable Rate Notes				1,948,839,852

	Total Investments
	(at amortized cost)	100.5%			$5,074,797,475

	Other Assets and Liabilities, Net (0.5%)				(23,687,644)

	Total Net Assets	100.0%			$5,051,109,831

+ The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

† Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

« Denotes investments that benefit from credit enhancements or liquidity support provided by a third party bank or institution.

Cost for federal income tax purposes is $5,074,797,475.

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES
AS OF OCTOBER 31, 2007

Thrivent Financial Securities Lending Trust

Assets

Investments at cost	$5,074,797,475

Investments at market value	5,074,797,475

Cash	156,259

Dividend and interest receivable	9,434,296

Prepaid expenses	12,641

Total Assets	5,084,400,671

Liabilities

Distributions payable	23,062,056

Accrued expenses	35,348

Payable for investments purchased	10,000,000

Payable to affiliate	193,436

Total Liabilities	33,290,840

Net Assets

Trust Capital (beneficial interest)	5,051,110,391

Accumulated undistributed net realized loss on
investments and foreign currency transactions	(560)

Total Net Assets	$5,051,109,831

Net Assets	$5,051,109,831

Shares of beneficial interest outstanding	5,051,110,391

Net asset value per share	$1.00

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2007

Thrivent Financial Securities Lending Trust

Investment Income

Dividends	$2,507,883

Taxable interest	239,996,467

Total Investment Income	242,504,350

Expenses

Adviser fee	2,025,177

Accounting and pricing fees	54,550

Audit and legal fees	23,647
Custody fees	162,430

Insurance expense	47,736

Printing and postage fees	1,456

Transfer agent fees	51,972

Trustees’ fees	4,133

Other expenses	24,721

Total Expenses Before Reimbursement	2,395,822

Less:

Reimbursement from adviser	(134,407)

Custody earnings credit	(12,042)

Total Net Expenses	2,249,373

Net Investment Income	240,254,977

Realized and Unrealized Loss on Investments

Net realized loss on investments	(304)

Net Realized and Unrealized Loss on Investments	(304)

Net Increase in Net Assets Resulting From Operations	$240,254,673

The accompanying Notes to Financial Statements are an integral part of this statement.

STATEMENT OF CHANGES IN NET ASSETS

Thrivent Financial Securities Lending Trust

For the year ended	10/31/2007	10/31/2006

Operations
Net investment income	$240,254,977	$196,111,265
Net realized loss on investments	(304)	(256)

Net Change in Net Assets Resulting
From Operations	240,254,673	196,111,009

Distributions to Shareholders
From net investment income	(240,254,975)	(196,111,265)

Total Distributions to Shareholders	(240,254,975)	(196,111,265)

Trust Capital Transactions	930,131,333	256,371,796

Net Increase in Net Assets	930,131,031	256,371,540

Net Assets, Beginning of Period	4,120,978,800	3,864,607,260

Net Assets, End of Period	$5,051,109,831	$4,120,978,800

The accompanying Notes to Financial Statements are an integral part of this statement.

NOTES TO FINANCIAL STATEMENTS
AS OF OCTOBER 31, 2007

Thrivent Financial Securities Lending Trust

A. Organization

Thrivent Financial Securities Lending Trust (the "Trust") was organized as a Massachusetts Business Trust on August 4, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940. The Trust commenced operations on September 16, 2004. All transactions in the Trust are with affiliates of the Trust.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust's maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

B. Significant Accounting Policies

Valuation – Securities are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in the Trust are determined once per week using prices supplied by the Trust’s independent pricing service. Mutual funds are valued at the net asset value at the close of each business day.

Federal Income Taxes – The Trust intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Trust, accordingly, anticipates paying no Federal income taxes and no Federal income tax provision was recorded.

Recent Accounting Pronouncements – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes (FIN 48) that requires additional tax disclosures and the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions in any open tax years that are more likely than not of being sustained. Management of the Trust is currently evaluating the impact that FIN 48 will have on the Trust’s financial statements. Effective December 22, 2006, the U.S. Securities and Exchange Commission delayed implementation of FIN 48 for mutual funds with fiscal years beginning after December 15, 2006. As a result, the implementation of FIN 48 is delayed until April 30, 2008, for the Trust.

Additionally, in September 2006, the FASB issued FASB Statement No. 157 – Fair Value Measurements (FAS 157). The objective of the statement is to improve the consistency and comparability of fair value measurements used in financial reporting. FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management of the Trust is currently evaluating the impact that FAS 157 will have on the Trust’s financial statements.

Fees Paid Indirectly – The Trust has a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments.

Distributions to Shareholders – Net investment income is distributed to each shareholder as a dividend. Dividends from the Trust are declared daily and distributed monthly. Net realized gains from securities transactions, if any, are distributed at least annually after the close of the fiscal year.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discount and premium are amortized over the life of the respective securities on the interest method. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences to be reclassified to trust capital. No reclassifications were necessary at October 31, 2007.

C. Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with Thrivent Financial for Lutherans

(“Thrivent Financial” or the "Adviser") under which the Trust pays a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement is calculated at 0.045% of the average daily net assets of the Trust.

The Trust has entered into an accounting services agreement with Thrivent Financial pursuant to which Thrivent Financial provides certain accounting personnel and services. For the year ended October 31, 2007, Thrivent Financial received aggregate fees for accounting personnel and services of $51,254 from the Trust.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant's deferred compensation account will increase or decrease as if it were invested in shares of a particular Thrivent Mutual Fund.

Trustees not participating in the above plan received $1,643 in fees from the Trust for the year ended October 31, 2007. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed certain reasonable expenses incurred in relation to attendance at the meetings.

The Adviser has agreed to voluntarily reimburse the Trust for all expenses in excess of 0.05% of average daily net assets. This voluntary expense reimbursement may be discontinued at any time.

D. Indirect Expenses

The Trust may invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Trust’s expense ratio. The Trust indirectly bears its proportionate share of the annualized weighted average expense ratio for the underlying funds in which it invests.

E. Federal Income Tax Information

During the year ended October 31, 2007, and the year ended October 31, 2006, the Trust distributed $240,254,975 and $196,111,265 from ordinary income, respectively. At October 31, 2007, undistributed ordinary income for tax purposes was $6,237. At October 31, 2007, the Trust had accumulated a $560 net realized capital loss carryover expiring as follows: $256 expiring on October 31, 2014, and $304 expiring on October 31, 2015.

F. Trust Transactions
Transactions in trust shares were as follows:
	Shares	Amount

For the Year Ended October 31, 2007

Sold	26,503,576,886	$26,503,576,886

Redeemed	(25,573,445,553)	(25,573,445,553)

Net Change	930,131,333	$930,131,333

For the Year Ended October 31, 2006

Sold	19,229,220,950	$19,229,220,950

Redeemed	(18,972,849,154)	(18,972,849,154)

Net Change	256,371,796	$256,371,796

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION (a)

Thrivent Financial Securities Lending Trust

	Year Ended	Year Ended	Year Ended	Period Ended
	10/31/2007	10/31/2006	10/31/2005	10/31/2004 (e)

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income	0.05	0.05	0.03	0.00
Net realized and unrealized gain/(loss) on
investments (b)	--	--	--	--

Total from Investment Operations	0.05	0.05	0.03	0.00

Less Distributions from:
Net investment income	(0.05)	(0.05)	(0.03)	0.00

Total Distributions	(0.05)	(0.05)	(0.03)	0.00

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total return (c)	5.46%	4.93%	2.91%	0.22%
Net assets: end of period (in millions)	$5,051.1	$4,121.0	$3,864.6	$3,942.3
Ratio of expenses to average
net assets (d)	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	5.33%	4.82%	2.89%	1.80%
Portfolio turnover rate	N/A	N/A	N/A	N/A

If the Fund had paid all its expenses without the adviser’s voluntary expense reimbursement, the ratios would have been as follows:

Ratio of expenses to average
net assets (d)	0.05%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets (d)	5.33%	4.82%	2.89%	1.80%

(a) All per share amounts have been rounded to the nearest cent.

(b) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.

(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

(d) Computed on an annualized basis for periods less than one year.

(e) Since Fund inception, September 16, 2004.

The accompanying Notes to Financial Statements are an integral part of this schedule.

ADDITIONAL INFORMATION
(unaudited)

PROXY VOTING

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at the SEC web site (www.sec.gov).

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s Forms N-Q also are available on the SEC web site (www.sec.gov). You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

BOARD OF TRUSTEES AND OFFICERS

The following table provides information about the Trustees and Officers of the Trust. In addition to serving as a Trustee of the Trust, each Trustee also serves as:

• Director of Thrivent Series Fund, Inc., a registered investment company consisting of 31 portfolios that serve as underlying funds for variable contracts issued by Thrivent Financial for Lutherans (“Thrivent Financial”) and Thrivent Life Insurance Company and investment options in the retirement plan offered by Thrivent Financial; and

• Trustee of Thrivent Mutual Funds, a registered investment company consisting of 29 series.

The 29 series of Thrivent Mutual Funds, 31 portfolios of Thrivent Series Fund, Inc. and Thrivent Financial Securities Lending Trust are referred to herein as the “Fund Complex.” The Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-847-4836.

Interested Trustee (1)

Number of
Portfolios in
Fund
	Position	Complex
	with Trust and	Overseen by	Principal Occupation	Other Directorships
Name, Address and Age	Length of Service (2)	Trustee	During the Past 5 Years	Held by Trustee

Pamela J. Moret	President since 2004	61	Executive Vice	Director, Minnesota
625 Fourth Avenue South	and Trustee since		President,	Public Radio;
Minneapolis, MN	2004		Marketing and	Director, Luther
Age 51			Products, Thrivent	Seminary
Financial since
2002

Independent Trustees (3)

Number of
Portfolios in
Fund
	Position	Complex
	with Trust and	Overseen by	Principal Occupation	Other Directorships
Name, Address and Age	Length of Service (2)	Trustee	During the Past 5 Years	Held by Trustee

F. Gregory Campbell	Trustee since 2004	61	President, Carthage	Director, Johnson
625 Fourth Avenue South			College	Family
Minneapolis, MN				Funds, Inc., an
Age 67				investment
company consisting
of four portfolios;
Director, Kenosha
Hospital and
Medical Center
Board; Director,
Prairie School
Board; Director,
United Health
Systems Board

		Number of
		Portfolios in
		Fund
	Position	Complex
	with Trust and	Overseen by	Principal Occupation	Other Directorships
Name, Address and Age	Length of Service (2)	Trustee	During the Past 5 Years	Held by Trustee

Herbert F. Eggerding, Jr.	Lead Trustee since	61	Management	None
625 Fourth Avenue South	2004		consultant to several
Minneapolis, MN			privately owned
Age 70			companies

Noel K. Estenson	Trustee since 2004	61	Retired	None
625 Fourth Avenue South
Minneapolis, MN
Age 68

Richard L. Gady	Trustee since 2004	61	Retired; previously	None
625 Fourth Avenue South			Vice President, Public
Minneapolis, MN			Affairs and Chief
Age 64			Economist, ConAgra,
			Inc. (agribusiness)

Richard A. Hauser	Trustee since 2004	61	Vice President and	Director, The
625 Fourth Avenue South			Assistant General	Washington Hospital
Minneapolis, MN			Counsel, Boeing	Center
Age 64			Company since 2007;
			President, National
			Legal Center for the
			Public Interest from
			2004 to 2007; General
			Counsel U.S.
			Department of Housing
			and Urban
			Development from
			2001 to 2004; Partner,
			Baker & Hosteller,
			from 1986 to 2001

Connie M. Levi	Trustee since 2004	61	Retired	None
625 Fourth Avenue South
Minneapolis, MN
Age 68

Douglas D. Sims	Trustee since 2006	61	Retired; previously	Director, Keystone
625 Fourth Avenue South			Chief Executive	Neighborhood
Minneapolis, MN			Officer of CoBank	Company; Director,
Age 61			from 1994 to June 30,	Center for Corporate
			2006	Excellence

Edward W. Smeds	Chairman and Trustee	61	Retired	Chairman of Carthage
625 Fourth Avenue South	since 2004			College Board
Minneapolis, MN
Age 71

Executive Officers

Position with Trust
Name, Address and Age	and Length of Service (2)	Principal Occupation During the Past 5 Years

Pamela J. Moret	President since 2004	Executive Vice President, Marketing and Products, Thrivent
625 Fourth Avenue South		Financial since 2002; Senior Vice President, Products, American
Minneapolis, MN		Express Financial Advisors from 2000 to 2001
Age 51

David S. Royal	Secretary and Chief	Vice President — Asset Management, Thrivent Financial since
625 Fourth Avenue South	Legal Officer since	2006; Partner, Kirkland & Ellis LLP from 2004 to 2006;
Minneapolis, MN	2006	Associate, Skadden, Arps, Slate, Meagher & Flom LLP from
Age 36		1997 to 2004

Katie S. Kloster	Vice President	Vice President and IC and IA Chief Compliance Officer,
625 Fourth Avenue South	Investment Company	Thrivent Financial since 2004; Vice President and Controller,
Minneapolis, MN	and Investment	Thrivent Financial from 2001 to 2004
Age 42	Adviser Chief
Compliance Officer
since 2004

Gerard V. Vaillancourt	Treasurer and	Vice President, Mutual Fund Accounting since 2006; Head of
625 Fourth Avenue South	Principal Financial	Mutual Fund Accounting, Thrivent Financial from 2005 to 2006;
Minneapolis, MN	Officer since 2005	Director, Fund Accounting Administration, Thrivent Financial
Age 40		from 2002 to 2005

Russell W. Swansen	Vice President since	Senior Vice President and Chief Investment Officer, Thrivent
625 Fourth Avenue South	2004	Financial since 2004; Managing Director, Colonnade Advisors
Minneapolis, MN		LLC from 2001 to 2003
Age 50

Janice M. Guimond	Vice President since	Vice President, Investment Operations, Thrivent Financial since
625 Fourth Avenue South	2005	2003; Manager of Portfolio Reporting, Thrivent Financial from
Minneapolis, MN		2003 to 2004; Independent Consultant from 2001 to 2003
Age 43

Karl D. Anderson	Vice President since	Vice President, Products, Thrivent Financial
625 Fourth Avenue South	2006
Minneapolis, MN
Age 46

Brian W. Picard	Vice President and	Director, FSO Compliance Corp. BCM, Thrivent Financial since
4321 North Ballard Road	Anti-Money	2006; Manager, Field and Securities Compliance, Thrivent
Appleton, WI	Laundering Officer	Financial from 2002 to 2006
Age 37	since 2006

Kenneth L. Kirchner	Assistant Vice	Director, Mutual Funds Operations, Thrivent Financial since
4321 North Ballard Road	President since 2005	2004; Manager, Shareholder Services, Thrivent Financial from
Appleton, WI		2003 to 2004
Age 41

Position with Trust
Name, Address and Age	and Length of Service (2)	Principal Occupation During the Past 5 Years

Mark D. Anema	Assistant Vice	Vice President, Accumulation and Retirement Income Solutions,
625 Fourth Avenue South	President since 2007	Thrivent Financial since 2007; Vice President, Strategic
Minneapolis, MN		Planning, Thrivent Financial from 2004 to 2007; Insurance
Age 46		Practice Engagement Manager, McKinsey and Company from
1999 to 2004

James M. Odland	Assistant Secretary	Vice President, Office of the General Counsel, Thrivent
625 Fourth Avenue South	since 2006	Financial since 2005; Senior Securities Counsel, Allianz Life
Minneapolis, MN		Insurance Company from January 2005 to August 2005; Vice
Age 52		President and Chief Legal Officer, Woodbury Financial
Services, Inc. from September 2003 to January 2005; Vice
President and Group Counsel, Corporate Practice Group,
American Express Financial Advisors, Inc. from 2001 to 2003

John L. Sullivan	Assistant Secretary	Senior Counsel, Thrivent Financial since 2007; Senior Counsel,
625 Fourth Avenue South	since 2007	Division of Investment Management of the Securities and
Minneapolis, MN		Exchange Commission from 2000 to 2007
Age 36

Todd J. Kelly	Assistant Treasurer	Director, Fund Accounting Operations, Thrivent Financial
4321 North Ballard Road	since 2004
Appleton, WI
Age 38

Sarah L. Bergstrom	Assistant Treasurer	Director, Fund Accounting Administration, Thrivent Financial
625 Fourth Avenue South	since 2007	since 2007; Manager, Fund Accounting Administration,
Minneapolis, MN		Thrivent Financial from 2005 to 2007; Manager, Mutual Fund
Age 30		Tax Reporting, Thrivent Financial from 2004 to 2005;
Supervisor, Mutual Fund Tax Reporting, Thrivent Financial
from 2002 to 2004

(1) “Interested person” of the Trust as defined in 1940 Act by virtue of positions with Thrivent Financial. Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.

(2) Each Trustee serves an indefinite term until her or his successor is duly elected and qualified. Officers serve at the discretion of the board until their successors are duly appointed and qualified.

(3) The Trustees other than Ms. Moret are not “interested persons” of the Trust and are referred to as “Independent Trustees.”

This report is submitted for the information of shareholders of Thrivent Financial Securities Lending Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by the current prospectus for Thrivent Financial Securities Lending Trust, which contains more complete information about the Trust, including investment policies, charges and expenses.

**Thrivent Financial** *for Lutherans*®

625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com • e-mail: mail@thrivent.com • 800-THRIVENT (800-847-4836)

Item 2. Code of Ethics

As of the end of the period covered by this report, registrant has adopted a code of ethics (as defined in Item 2 of Form N-CSR) applicable to registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. No waivers were granted to such code of ethics during the period covered by this report. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

Registrant’s Board of Trustees has determined that Herbert F. Eggerding, Jr., an independent trustee, is the Audit Committee Financial Expert.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”), for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $24,840 for the year ended October 31, 2006 and $13,353 for the year ended October 31, 2007.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services that are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 for the year ended October 31, 2006 and $0 for the year ended October 31, 2007. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2006 and $0 for the year ended October 31, 2007.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice and tax planning services were $4,200 for the year ended October 31, 2006, and $4,490 for the year ended October 31, 2007. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended October 31, 2006 and $0 for the year ended October 31, 2007.

(d) All Other Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2006 and October 31, 2007. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for products and services provided, other than the services reported in paragraphs (a) through (c) of this item, were $0 for the years ended October 31, 2006 and October 31, 2007.

(e) Registrant’s audit committee charter, adopted in August 2004, provides that the audit committee (comprised of the independent trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The audit committee reports to the Board of Trustees (“Board”) regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and a majority of the Board is required for the approval. The audit committee also is responsible for pre-approval (subject to the de minimis exceptions for non-audit services described in Section 10A(i)(1)(B) of the Securities Exchange Act of 1934) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant’s audit committee charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to an expense limit and ratification by the audit committee at the next audit committee meeting. Registrant’s audit committee pre-approved all fees described above that PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended October 31, 2007 were for work performed by persons other than full-time permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending October 31, 2006 and October 31, 2007 were $15,645 and $1,582, respectively.

(h) Registrant’s audit committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11. Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The code of ethics pursuant to Item 2 is attached hereto.

(b) Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 27, 2007		THRIVENT FINANCIAL
SECURITIES LENDING
TRUST

	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 27, 2007	By:	/s/ Pamela J. Moret

Pamela J. Moret
President

Date: December 27, 2007	By:	/s/ Gerard V. Vaillancourt

Gerard V. Vaillancourt
Treasurer